Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Banking subsidiaries		₩ 22,668,598
Other	₩ 1,775,267	1,803,352
Investment (at equity) in subsidiaries:
Trading assets		28,464,296
Financial assets at FVTPL	43,534,766
Other assets:
Other	21,571,918	16,551,958
Total assets	459,600,510	426,307,008
Liabilities
Borrowings	29,818,542	27,586,610
Debt securities issued	63,227,699	51,340,821
Accrued expenses & other liabilities	25,199,679	25,312,773
Total liabilities	422,949,080	392,603,390
Equity
Total equity	36,651,430	33,703,618
Total liabilities and equity	459,600,510	426,307,008
Parent Company only
Deposits [Abstract]
Banking subsidiaries	24	3
Other	48,572	0
Receivables from subsidiaries:
Non-banking subsidiaries	1,644,666	1,234,527
Investment (at equity) in subsidiaries:
Banking subsidiaries	13,792,072	13,752,799
Non-banking subsidiaries	11,983,360	11,980,360
Trading assets	0	255,086
Financial assets at FVTPL	1,927,150
Property, equipment and intangible assets, net	7,983	7,180
Other assets:
Banking subsidiaries	311,052	224,688
Non-banking subsidiaries	162,695	179,258
Other	236,658	5,882
Total assets	30,114,232	27,639,783
Liabilities
Borrowings	125,000	5,000
Debt securities issued	7,812,358	7,003,622
Accrued expenses & other liabilities	526,806	439,083
Total liabilities	8,464,164	7,447,705
Equity
Total equity	21,650,068	20,192,078
Total liabilities and equity	₩ 30,114,232	₩ 27,639,783